Derivative financial instruments (Tables)	6 Months Ended
Sep. 30, 2025
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding

		Fair value
		Derivative receivables (2)		Derivative payables (2)
March 31, 2025	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges

	(in billions of yen)
Interest rate contracts	2,673,102	—	10,830	—	10,910
Foreign exchange contracts	318,749	—	4,534	—	4,813
Equity-related contracts	14,584	—	261	—	313
Credit-related contracts	33,847	—	245	—	210
Other contracts	878	—	21	—	21

Total	3,041,160	—	15,891	—	16,267

		Fair value
		Derivative receivables (2)		Derivative payables (2)
September 30, 2025	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges

	(in billions of yen)
Interest rate contracts	2,809,345	—	12,108	—	12,227
Foreign exchange contracts	353,515	—	4,559	—	4,310
Equity-related contracts	17,118	—	192	—	556
Credit-related contracts	30,430	—	238	—	196
Other contracts	851	—	28	—	33

Total	3,211,259	—	17,124	—	17,321

Notes:
(1)	Notional amount includes the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

Summary of Notional and Fair Value Amounts of Credit Derivatives
The following table summarizes the notional and fair value amounts of credit derivatives at March 31, 2025 and September 30, 2025:

	March 31, 2025		September 30, 2025
	Notional amount	Fair value	Notional amount	Fair value
	(in billions of yen)
Credit protection written:
Investment grade	9,201	59	9,551	68
Non-investment grade	6,549	106	4,561	65

Total	15,750	164	14,113	134

Credit protection purchased	18,097	(129)	16,318	(92)

Note:
The rating scale is based upon either the external ratings or the internal ratings of the underlying reference credit. The lowest investment grade rating is considered to be
BBB-,
while anything below or unrated is considered to be
non-investment
grade.
Non-investment
grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period
The following table shows the maximum potential amount of future payments for credit protection written by expiration period at March 31, 2025 and September 30, 2025:

	Maximum payout/Notional amount
	March 31, 2025	September 30, 2025

	(in billions of yen)
One year or less	1,173	1,236
After one year through five years	13,125	11,089
After five years	1,452	1,788

Total	15,750	14,113

Note:
The maximum potential amount of future payments is the aggregate notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the effect of any amounts that the Group may possibly collect on the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Quantitative Information about Derivative Instruments with Credit-risk-related Contingent Features
The following table shows the quantitative information about derivative instruments with credit-risk-related contingent features at March 31, 2025 and September 30, 2025:

	March 31, 2025	September 30, 2025

	(in billions of yen)
Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions	1,359	1,167
Collateral provided to counterparties in the normal course of business	1,118	934
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered	241	233

Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the six months ended September 30, 2024 and 2025:

	Gains (losses) recorded in income for six months ended September 30,
	2024	2025

	(in millions of yen)
Interest rate contracts	(70,474)	(280,278)
Foreign exchange contracts	219,124	168,540
Equity-related contracts	167,248	(163,169)
Credit-related contracts (Note)	(9,607)	(14,518)
Other contracts	(7,436)	1,865

Total	298,856	(287,560)

Note:
Amounts include the net gains (losses) of ¥(612) million and ¥
(453) million on the credit derivatives economically managing the credit risk of loans during the six months ended September 30, 2024 and 2025, respectively.